Other Key Disclosures (Detail) - Finance Receivable Held by Special Purpose Entities, Transferees ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	₨ 398.4	$ 5.8	₨ 575.4
Delinquencies	253.8	3.7	230.7
Credit losses	242.0	3.5	212.3
Retained interest in sold receivables	₨ 15.9	$ 0.2	₨ 22.8